DEBT - Swap (Details)	3 Months Ended	9 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)
Offsetting Assets [Line Items]
Amount of gain recognized		$ 90,000
Accumulated Other Comprehensive Loss
Offsetting Assets [Line Items]
Amount of gain recognized		90,000
Swap
Offsetting Assets [Line Items]
Amount of gain recognized	$ 90,000	90,000
Amount reclassified from AOCI into interest expense within next twelve months	710,000	710,000
Amount reclassified from AOCI into interest	$ 0	$ 0
Interest Rate Swap
Offsetting Assets [Line Items]
Derivative, Variable Interest Rate	0.09%	0.09%